UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.

                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lenox Wealth Advisors, Inc.

Address: 530 Fifth Avenue, 11th Floor

New York, NY 10036

Form 13F File Number: 028- 15215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Reynholds
Title:   Chief Compliance Officer
Phone:  212-231-9062

Signature, Place, and Date of Signing: Gregory Reynholds, New York, New York, 4/16/13

Report Type (Check only one):

[_] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

028-10708 Tower Bridge Advisors
028-05119 Alta Capital Management
028-00869 Fred Alger Management Inc
028-00255 Invesco Advisers Inc
028-13173 MFS Institutional Advisors Inc
028-05267 Delaware Management Business Trust
028-00787 TCW Asset Management
028-11296 Penn Capital Management Co Inc
028-05416 Denver Investment Advisors LLC
028-10562 AllianceBernstein L.P.
028-00454 Neuberger Berman LLC
028-05015 Systematic Financial Management LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $63,609 (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           Form 13F INFORMATION TABLE


              COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
              --------                     --------    ---------  --------  ---------------- ---------- -------- -------------------
                                                                    VALUE   SHARES/ SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
           --------------               -------------- ---------  --------  ------- --- ---- ---------- -------- ----  ------   ----
iShares S&P U.S. Preferred Stock Index  COM            464288687       464   11,440 SH          SOLE                          11,440
Abb Ltd Ord                             COM            000375204        23    1,000 SH          SOLE                           1,000
Amazon Com Inc                          COM            023135106       135      505 SH          SOLE                             505
Apple Inc                               COM            037833100       581    1,312 SH          SOLE                           1,312
Aqua America Inc                        COM            03836W103        23      728 SH          SOLE                             728
Bank Of America Corp                    COM            060505104        16    1,292 SH          SOLE                           1,292
Barclays Bank Ipath Etn                 COM            06738C778       122    3,006 SH          SOLE                           3,006
Barclays Bank Plc Adr                   COM            06738E204         5      289 SH          SOLE                             289
Bldrs Emerging Mkts                     COM            09348R300        33      856 SH          SOLE                             856
Cbre Group Inc                          COM            12504L109         6      235 SH          SOLE                             235
C V S Caremark Corp                     COM            126650100        13      240 SH          SOLE                             240
Celgene Corp                            COM            151020104        12      100 SH          SOLE                             100
Charter Communication (NV)              COM            16117M107         -      500 SH          SOLE                             500
Chesapeake Energy Corp                  COM            165167107        13      617 SH          SOLE                             617
Church & Dwight Co Inc                  COM            171340102         5       79 SH          SOLE                              79
Citigroup Inc New                       COM            172967424        24      550 SH          SOLE                             550
Coca Cola Company                       COM            191216100        25      630 SH          SOLE                             630
Colgate-Palmolive Co                    COM            194162103         5       40 SH          SOLE                              40
Costco Whsl Corp New                    COM            22160K105         5       50 SH          SOLE                              50
Darden Restaurants Inc                  COM            237194105        11      210 SH          SOLE                             210
Diebold Incorporated                    COM            253651103         3      103 SH          SOLE                             103
E M C Corp Mass                         COM            268648102        10      433 SH          SOLE                             433
Ebay Inc                                COM            278642103         7      135 SH          SOLE                             135
Exxon Mobil Corporation                 COM            30231G102        12      138 SH          SOLE                             138
First Tr Valu Line Divid                COM            33734H106        10      500 SH          SOLE                             500
General Electric Company                COM            369604103         3      119 SH          SOLE                             119
Goldman Sachs Group Inc                 COM            38141G104        15      103 SH          SOLE                             103
Google Inc Class A                      CLASS A        38259P508       151      190 SH          SOLE                             190
Honeywell International                 COM            438516106         7       93 SH          SOLE                              93
Intl Business Machines                  COM            459200101       343    1,609 SH          SOLE                           1,609
iShares MSCI Emerging Mkt Min Vol Index COM            464286533       879   14,455 SH          SOLE                          14,455
Ishares Msci Jpn Idx Fd                 COM            464286848        18    1,690 SH          SOLE                           1,690
iShares Barclays TIPS Bond              COM            464287176       194    1,599 SH          SOLE                           1,599
Ishares Core S&P Etf                    COM            464287200         9       60 SH          SOLE                              60
iShares Barclays Aggregate Bond Fund    COM            464287226       426    3,852 SH          SOLE                           3,852
Ishares Msci Emrg Mkt Fd                COM            464287234         3       60 SH          SOLE                              60
Ishares Iboxx Investop                  COM            464287242       108      900 SH          SOLE                             900
Ishares Tr Msci Eafe Fd                 COM            464287465       305    5,177 SH          SOLE                           5,177
iShares S&P MidCap 400 Index            COM            464287507    16,762  145,670 SH          SOLE                         145,670
Ishares Russell 1000 Val                COM            464287598     3,202   39,451 SH          SOLE                          39,451
iShares S&P National AMT-Free Muni      COM            464288414       360    3,264 SH          SOLE                           3,264
iShares iBoxx $ High Yld Corp Bond      COM            464288513       187    1,983 SH          SOLE                           1,983
Ishares TRUST Msci                      COM            464288570        42      720 SH          SOLE                             720
Ishares S&P Gsci Cmdty                  COM            46428R107        18      539 SH          SOLE                             539
Ishares Tr High Divid Eq                COM            46429B663        38      579 SH          SOLE                             579
Jp Morgan Exch Traded Nt                COM            46625H365       289    6,348 SH          SOLE                           6,348
Jarden Corp                             COM            471109108        14      328 SH          SOLE                             328
Johnson & Johnson                       COM            478160104        49      606 SH          SOLE                             606
Kraft Foods Group                       COM            50076Q106        13      251 SH          SOLE                             251
Lowes Companies Inc                     COM            548661107         6      150 SH          SOLE                             150
Mc Donalds Corp                         COM            580135101         9       89 SH          SOLE                              89
Mcgraw-Hill Cos                         COM            580645109         3       63 SH          SOLE                              63
Merck & Co Inc New                      COM            58933Y105        30      672 SH          SOLE                             672
Microsoft Corp                          COM            594918104        57    1,996 SH          SOLE                           1,996
Newell Rubbermaid Inc                   COM            651229106        15      575 SH          SOLE                             575
Nike Inc Class B                        CLASS B        654106103        77    1,306 SH          SOLE                           1,306
Omnicom Group Inc                       COM            681919106        13      224 SH          SOLE                             224
Pfizer Incorporated                     COM            717081103       439   15,210 SH          SOLE                          15,210
Philip Morris Intl Inc                  COM            718172109         8       83 SH          SOLE                              83
Powershs Exch Trad Fd Tr                COM            73935X278         4      152 SH          SOLE                             152
Powershs Exch Trad Fd Tr                COM            73936G308         5      242 SH          SOLE                             242
Procter & Gamble                        COM            742718109       141    1,826 SH          SOLE                           1,826
Proshares Ultra S&P                     COM            74347R107       126    1,727 SH          SOLE                           1,727
Prosh Ultra Real Est New                COM            74347X625        17      205 SH          SOLE                             205
Proshs Ultra Finl New                   COM            74347X633        94    1,109 SH          SOLE                           1,109
Guggenheim Etf                          COM            78355W601         5       50 SH          SOLE                              50
S&P 500 index ETF                       COM            78462F103    31,139  198,752 SH          SOLE                         198,752
Spdr Gold TRUST                         COM            78463V107        36      236 SH          SOLE                             236
Spdr S&P Dividend Etf                   COM            78464A763        33      500 SH          SOLE                             500
Spdr S&P Midcap 400 Etf                 COM            78467Y107       720    3,432 SH          SOLE                           3,432
Schlumberger Ltd                        COM            806857108        16      214 SH          SOLE                             214
Sigma Aldrich Corp                      COM            826552101         6       84 SH          SOLE                              84
Target Corporation                      COM            87612E106        11      163 SH          SOLE                             163
3m Company                              COM            88579Y101         5       48 SH          SOLE                              48
United Parcel Service B                 CLASS B        911312106        15      174 SH          SOLE                             174
Vanguard REIT                           COM            922908553     5,021   71,196 SH          SOLE                          71,196
Vanguard Extended Mkt                   COM            922908652        75    1,098 SH          SOLE                           1,098
Vanguard Small Cap                      COM            922908751        57      621 SH          SOLE                             621
Vanguard Total Stock Mkt                COM            922908769        61      757 SH          SOLE                             757
Verizon Communications                  COM            92343V104        12      254 SH          SOLE                             254
Volvo Aktblgt B New Ordf                CLASS B        928856301        44    3,050 SH          SOLE                           3,050
Waters Corp                             COM            941848103         7       71 SH          SOLE                              71
Wisdomtree Emerging Mkts                COM            97717W315        83    1,500 SH          SOLE                           1,500
Accenture Plc Cl A                      CLASS A        G1151C101        13      170 SH          SOLE                             170
Ericsson Telfon New Ordf                COM            W26049119         5      400 SH          SOLE                             400
Hennes & Mauritz Ab Ordf                COM            W41422101        36    1,000 SH          SOLE                           1,000
Investor Ab Sh B Ord                    CLASS B        W48102128        93     3214 SH          SOLE                            3214
Skanska Ab B Ord                        CLASS B        W83567110    14.494      800 SH          SOLE                             800
Svenska Cell B New Ord                  CLASS B        W90152120        39     1500 SH          SOLE                            1500
Svenska Hndlsbnkn A Ordf                CLASS A        W90937181   21.4165      500 SH          SOLE                             500